Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Grants. The Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance. Additionally, the Committee retains discretion to grant equity awards at other times when and as the Committee may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Committee retains discretion to grant equity awards at other times when and as the Committee may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants,
MNPI Disclosure Timed for Compensation Value	false